Revenue - Disaggregated Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue
Net sales	$ 223,413	$ 171,144	$ 409,841	$ 326,475	$ 698,144	$ 550,846
Coffee & tea
Revenue
Net sales	140,614	108,725	262,296	211,609	445,466	344,919
Flavors, extracts & ingredients
Revenue
Net sales	29,397	24,607	55,063	47,335	98,850	72,460
Other
Revenue
Net sales	854	1,073	1,867	2,724	$ 6,697	$ 7,527
Green coffee
Revenue
Net sales	$ 52,548	$ 36,739	$ 90,615	$ 64,807